Properties	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Properties	Properties

As at	December 31, 2023				December 31, 2022
In millions	Depreciation rate	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Properties including finance leases
Track and roadway (1)	2%	$45,370	$10,506	$34,864	$44,037	$9,977	$34,060
Rolling stock	4%	8,544	3,401	5,143	8,233	3,295	4,938
Buildings	3%	2,254	782	1,472	2,202	750	1,452
Information technology (2)	10%	2,879	1,331	1,548	2,670	1,156	1,514
Other	5%	2,964	1,374	1,590	2,921	1,348	1,573
Total properties including finance leases (3)		$62,011	$17,394	$44,617	$60,063	$16,526	$43,537

Finance leases included in properties
Track and roadway (4)	$406	$105	$301	$405	$100	$305
Rolling stock	28	1	27	12	1	11
Buildings	27	12	15	27	11	16
Other	107	34	73	101	31	70
Total finance leases included in properties	$568	$152	$416	$545	$143	$402
(1)    As at December 31, 2023, includes land of $2,497 million (2022 - $2,483 million).
(2)    In 2023, the Company capitalized costs for internally developed software and related licenses of $203 million (2022 - $213 million).
(3)    In 2023, property additions, net of finance leases, were $3,187 million (2022 - $2,750 million), of which $1,529 million (2022 - $1,490 million) related to track and railway infrastructure maintenance, including the replacement of rail, ties, bridge improvements, and other general track maintenance.
(4)    As at December 31, 2023, includes right-of-way access of $106 million (2022 - $106 million).

Government assistance
For the year ended December 31, 2023 and 2022, the Company received $90 million and $70 million, respectively, of government assistance towards the purchase and self-construction of properties.

As at December 31, 2023 and 2022, the total Properties balance of $44,617 million and $43,537 million, respectively, is net of $1,736 million and $1,721 million of unamortized government assistance, respectively, primarily related to the enhancement of CN's track and roadway infrastructure. For the year ended December 31, 2023 and 2022, Depreciation and amortization expense on the Consolidated Statements of Income is presented net of amortization of government assistance of $66 million and $63 million, respectively.